Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

Collection Period Start	1-Feb-18	Distribution Date	15-Mar-18
Collection Period End	28-Feb-18	30/360 Days	30
Beg. of Interest Period	15-Feb-18	Actual/360 Days	28
End of Interest Period	15-Mar-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	180,762,531.97	155,833,408.82	0.1309250
Total Securities		1,190,249,771.82	180,762,531.97	155,833,408.82	0.1309250
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.700000%	162,800,000.00	0.00	0.00	0.0000000
Certificates	0.000000%	190,449,771.82	180,762,531.97	155,833,408.82	0.8182389

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	24,929,123.15	0.00	130.8960516	0.0000000

Total Securities	24,929,123.15	0.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					2,507,483.01
Monthly Interest					941,125.28

Total Monthly Payments					3,448,608.29

Interest Rate Cap Payments					0.00

Advances:
Aggregate Monthly Payment Advances					234,980.28
Aggregate Sales Proceeds Advance					9,707,094.41

Total Advances					9,942,074.69

Vehicle Disposition Proceeds:
Reallocation Payments					20,971,263.00
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					6,559,390.25
Excess Wear and Tear and Excess Mileage					260,239.67
Remaining Payoffs					0.00
Net Insurance Proceeds					260,780.58
Residual Value Surplus					400,487.19

Total Collections					41,842,843.67

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		10,226,362.00			802
Involuntary Repossession		166,782.00			16
Voluntary Repossession		35,007.00			4
Full Termination		10,526,891.00			761
Bankruptcty		16,221.00			2
Insurance Payoff			256,810.05		19
Customer Payoff				342,504.47	21
Grounding Dealer Payoff				4,654,741.16	288
Dealer Purchase				1,055,928.02	56

Total		20,971,263.00	256,810.05	6,053,173.65	1,969

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	11,747	205,832,111.92	7.00000%	180,762,531.97
Total Depreciation Received		(3,252,583.66)		(2,506,357.62)
Principal Amount of Gross Losses	(43)	(629,158.35)		(568,883.50)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(636)	(9,542,121.04)		(8,359,769.99)
Scheduled Terminations	(946)	(15,105,563.51)		(13,494,112.04)

Pool Balance - End of Period	10,122	177,302,685.36		155,833,408.82

Remaining Pool Balance
Lease Payment				13,714,916.42
Residual Value				142,118,492.40

Total				155,833,408.82

III. DISTRIBUTIONS

Total Collections					41,842,843.67
Reserve Amounts Available for Distribution					17,853,746.58

Total Available for Distribution					59,696,590.25

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	775,847.46
3. Reimbursement of Sales Proceeds Advance	33,372,024.21
4. Servicing Fee:
Servicing Fee Due	150,635.44
Servicing Fee Paid	150,635.44
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	34,298,507.11
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00
Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	—
Total Note and Certificate Monthly Interest Paid	0.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	25,398,083.14
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	0.00
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	0.00
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	24,929,123.15
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	24,929,123.15
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	468,959.99

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,951,248.86
Required Reserve Account Amount	17,853,746.58
Beginning Reserve Account Balance	17,853,746.58
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	17,853,746.58
Reserve Fund Draw Amount	17,853,746.58
Deposit of Remaining Available Collections	468,959.99
Gross Reserve Account Balance	468,959.99
Remaining Available Collections Released to Seller	468,959.99
Total Ending Reserve Account Balance	(0.00)

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.81
Monthly Prepayment Speed			105%
Lifetime Prepayment Speed			80%

		$	units
Recoveries of Defaulted and Casualty Receivables		569,519.95
Securitization Value of Defaulted Receivables and Casualty Receivables		568,883.50	43
Aggregate Defaulted and Casualty Gain (Loss)		636.45
Pool Balance at Beginning of Collection Period		180,762,531.97
Net Loss Ratio
Current Collection Period		0.0004%
Preceding Collection Period		-0.0377%
Second Preceding Collection Period		0.0297%
Third Preceding Collection Period		-0.1148%
Cumulative Net Losses for all Periods		0.2661%	3,167,495.79

% of BOP Pool Balance		Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.18%	2,126,195.41	147
61-90 Days Delinquent	0.35%	625,759.55	44
91-120 Days Delinquent	0.15%	274,169.27	19
More than 120 Days	0.02%	41,539.33	4

Total Delinquent Receivables:	1.70%	3,067,663.56	214

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)
Current Collection Period		0.50%	0.54%
Preceding Collection Period		0.53%	0.59%
Second Preceding Collection Period		0.49%	0.54%
Third Preceding Collection Period		0.41%	0.47%

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		20,753,253.00	1,563
Securitization Value		22,361,795.05	1,563

Aggregate Residual Gain (Loss)		(1,608,542.05)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		498,334,430.68	35,496
Cumulative Securitization Value		522,151,076.28	35,496

Cumulative Residual Gain (Loss)		(23,816,645.60)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			23,664,929.80
Reimbursement of Outstanding Advance			33,372,024.21
Additional Advances for current period			9,707,094.41

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			540,867.18
Reimbursement of Outstanding Payment Advance			775,847.46
Additional Payment Advances for current period			234,980.28

Ending Balance of Payment Advance			0.00

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO